Interests in joint ventures (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of financial information in joint ventures

Quality Invest S.A.

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held by controlling interests	Interest in joint venture	Goodwill and others	Book amount
06.30.21	5	8,842	100	2,987	5,760	50%	2,880	47	2,927
06.30.20	7	8,298	131	1,956	6,218	50%	3,109	47	3,156

	Revenues	(Loss)/ profit for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase (decrease) in cash and cash equivalents
06.30.21	45	(518)	(59)	(4)	63	-
06.30.20	27	555	(134)	-	134	-

TGLT S.A.

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held by controlling interests	Interest in joint venture	Goodwill and others	Book amount
06.30.21	5,159	11,810	4,950	7,705	4,314	27.82%	1,200	(263)	937
06.30.20	6,908	15,853	5,883	7,858	9,020	30.20%	2,724	369	3,093

	Revenues	Loss for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase decrease in cash and cash equivalents
06.30.21	2,559	(1,924)	113	66	(455)	(276)
06.30.20	2,945	(576)	779	(610)	(880)	(711)

Schedule of groups participation in the comprehensive results
	% of ownership interest held by non-controlling interests			Value of Group’s interest in equity		Group’s interest in comprehensive income
Name of the entity	06.30.21	06.30.20	06.30.19	06.30.21	06.30.20	06.30.21	06.30.20	06.30.19
Joint Ventures
Quality Invest S.A.	50.00%	50.00%	50.00%	2,927	3,156	(259)	276	(877)
Nuevo Puerto Santa Fe S.A.	50.00%	50.00%	50.00%	269	395	(126)	(14)	(222)
La Rural S.A.(2)	50.00%	50.00%	50.00%	169	305	(134)	153	216
Associates
TGLT S.A.(4)(6)(7)	27.82%	30.20%	-	937	3,093	(1,531)	(174)	-
Tarshop S.A.	-	-	-	-	-	-	-	4
Others associates (3)				-	15	-	(7)	11
Total interests in associates and joint ventures				4,302	6,964	(2,050)	234	(868)
	Place of business /			Last Financial Information issued
Name of the entity	Country of incorporation	Main activity	Common shares	Share capital (nominal value)	Loss for the year	Equity
Joint Ventures
Quality Invest S.A. (2)	Argentina	Real estate	225,146,012	450	(518)	5,760
Nuevo Puerto Santa Fe S.A. (1)(2)	Argentina	Real estate	484,727,737	28	(251)	507
La Rural S.A. (2)	Argentina	Event organization and others	714,498	1	(249)	242
Associates
TGLT S.A. (4)(5)(7)	Argentina	Real estate	257,320,997	915	(4,625)	4,311

Schedule of group's investments in associates and joint ventures
	06.30.21	06.30.20
Beginning of the year	6,964	3,450
(Loss)/ profit sharing, net	(2,026)	267
Dividends	-	(58)
Other comprehensive loss	(24)	(33)
Impairment of associates and joint ventures (iii)	(626)	-
Reclassification to financial instruments (ii)	(15)	-
Acquisition of interest in associates (i)	-	3,267
Irrevocable contributions (Note 30)	29	71
End of the year	4,302	6,964